Commitments and Contingencies (Details Narrative) (10-K) - USD ($)		1 Months Ended		3 Months Ended
	Dec. 20, 2019	Dec. 31, 2019	Apr. 30, 2018	Mar. 31, 2020
Sought value by employee			$ 300,000
Board fees expensed		$ 175,000		$ 105,000
Board fees paid		183,000
Board fees to be recognized		450,000		322,000
Five Board Members [Member]
Aggregate board fees		$ 450,000		$ 450,000
Employment Agreement [Member] | Mr. Cutaia [Member]
Agreement term description	The Employment Agreement is for a four-year term, and can be extended for additional one-year periods.
Annual salary	$ 430,000
Monthly payments description	The Employment Agreement provides that Mr. Cutaia is entitled to the following severance package in the event he is "terminated without cause," "terminated for good reason," or "terminated upon permanent disability": (i) monthly payments of $35,833 or such sum equal to his monthly base compensation at the time of the termination, whichever is higher, for a period of 36 months from the date of such termination and (ii) reimbursement for COBRA health insurance costs for 18 months from the date of such termination and, thereafter, reimbursement for health insurance costs for Mr. Cutaia and his family during the immediately subsequent 18-month period. In addition, all of Mr. Cutaia's then-unvested RSAs or other awards will immediately vest, without restriction, and any unearned and unpaid bonus compensation, expense reimbursement, and all accrued vacation, personal, and sick days, and related items shall be deemed earned, vested, and paid immediately. For purposes of the Employment Agreement, "terminated without cause" means if Mr. Cutaia were to be terminated for any reason other than a discharge for cause or due to Mr. Cutaia's death or permanent disability. For purposes of the Employment Agreement, "terminated for good reason" means the voluntary termination of the Employment Agreement by Mr. Cutaia if any of the following were to occur without his prior written consent, which consent cannot be unreasonably withheld considering our then-current financial condition, and, in each case, which continues uncured for 30 days following receipt by us of Mr. Cutaia's written notice: (i) there is a material reduction by us in (A) Mr. Cutaia's annual base salary then in effect or (B) the annual target bonus, as set forth in the Employment Agreement, or the maximum additional amount up to which Mr. Cutaia is eligible pursuant to the Employment Agreement; (ii) we reduce Mr. Cutaia's job title and position such that Mr. Cutaia (A) is no longer our Chief Executive Officer; (B) is no longer our Chairman of the Board; or (C) is involuntarily removed from our Board; or (iii) Mr. Cutaia is required to relocate to an office location outside of Orange County, California, or outside of a 30-mile radius of Newport Beach, California. For purposes of the Employment Agreement, "terminated upon permanent disability" means if Mr. Cutaia were to be terminated because he is then unable to perform his duties due to a physical or mental condition for (i) a period of 120 consecutive days or (ii) an aggregate of 180 days in any 12-month period.